UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment [   ]; Amendment Number:
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SPO Advisory Corp.
Address:   591 Redwood Highway, Suite 3215
           Mill Valley, CA  94941

Form 13F File Number:   28-4164

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kim M. Silva
Title:     Chief Financial Officer
Phone:     (415) 383-6600

Signature, Place, and Date of Signing:

 /s/ Kim M. Silva             Mill Valley, California             8/15/11
--------------------------  ---------------------------   ----------------------
       [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  34
Form 13F Information Table Value Total:  $8,406,147
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       No.             Form 13F File Number               Name
------------------ ----------------------------  -------------------------------
       1                    28-10289             SPO Partners II, L.P.
       2                    28-10787             San Francisco Partners, L.P.

                                                     Form 13F INFORMATION TABLE

                                                                                                                VOTING AUTHORITY
                      TITLE                                                                                ------------------------
                        OF                VALUE      SHRS OR     SH/    PUT/     INVESTMENT      OTHER
   NAME OF ISSUER     CLASS     CUSIP    (x$1000)    PRN AMT     PRN    CALL     DISCRETION     MANAGERS     SOLE      SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ADVENT SOFTWARE INC  COM      007974108      406,290  14,422,800   SH            DEFINED        1          14,422,800
------------------------------------------------------------------------------------------------------------------------------------
ADVENT SOFTWARE INC  COM      007974108       36,322   1,289,400   SH            DEFINED        2           1,289,400
------------------------------------------------------------------------------------------------------------------------------------
BPZ RESOURCES INC    COM      055639108        8,175   2,492,254   SH            DEFINED        1           2,492,254
------------------------------------------------------------------------------------------------------------------------------------
BPZ RESOURCES INC    COM      055639108          281      85,800   SH            DEFINED        2              85,800
------------------------------------------------------------------------------------------------------------------------------------
CALPINE CORP         COM      131347304    1,379,791  85,541,939   SH            DEFINED        1          85,541,939
------------------------------------------------------------------------------------------------------------------------------------
CALPINE CORP         COM      131347304       52,695   3,266,901   SH            DEFINED        2           3,266,901
------------------------------------------------------------------------------------------------------------------------------------
CROWN CASTLE INTL
CORP                 COM      228227104    1,041,598  25,535,620   SH            DEFINED        1          25,535,620
------------------------------------------------------------------------------------------------------------------------------------
CROWN CASTLE INTL
CORP                 COM      228227104       45,040   1,104,200   SH            DEFINED        2           1,104,200
------------------------------------------------------------------------------------------------------------------------------------
LAMAR ADVERTISING CO CL A     512815101      490,005  17,902,984   SH            DEFINED        1          17,902,984
------------------------------------------------------------------------------------------------------------------------------------
LAMAR ADVERTISING CO CL A     512815101       20,137     735,730   SH            DEFINED        2             735,730
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY GLOBAL INC   CL A     530555101      311,611   6,918,540   SH            DEFINED        1           6,918,540
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY GLOBAL INC   CL A     530555101       22,433     498,079   SH            DEFINED        2             498,079
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY GLOBAL INC.  CL C     530555309    1,031,804  24,164,029   SH            DEFINED        1          24,164,029
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY GLOBAL INC   CL C     530555309       30,334     710,408   SH            DEFINED        2             710,408
------------------------------------------------------------------------------------------------------------------------------------
MARTIN MARIETTA
MATLS INC            COM      573284106      415,399   5,194,435   SH            DEFINED        1           5,194,435
------------------------------------------------------------------------------------------------------------------------------------
MARTIN MARIETTA
MATLS INC            COM      573284106       14,938     186,800   SH            DEFINED        2             186,800
------------------------------------------------------------------------------------------------------------------------------------
OASIS PETROLEUM,
INC.                 COM      674215108      205,482   6,923,259   SH            DEFINED        1           6,923,259
------------------------------------------------------------------------------------------------------------------------------------
OASIS PETROLEUM,
INC.                 COM      674215108       6,485      218,500   SH            DEFINED        2             218,500
------------------------------------------------------------------------------------------------------------------------------------
PETROQUEST ENERGY
INC                  COM      716748108      55,438    7,897,100   SH            DEFINED        1           7,897,100
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                VOTING AUTHORITY
                      TITLE                                                                                ------------------------
                        OF                VALUE      SHRS OR     SH/    PUT/     INVESTMENT      OTHER
   NAME OF ISSUER     CLASS     CUSIP    (x$1000)    PRN AMT     PRN    CALL     DISCRETION     MANAGERS     SOLE      SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
PETROQUEST ENERGY
INC                  COM      716748108        2,110     300,600   SH            DEFINED        2             300,600
------------------------------------------------------------------------------------------------------------------------------------
PIONEER NAT RES CO   COM      723787107      911,936  10,181,264   SH            DEFINED        1          10,181,264
------------------------------------------------------------------------------------------------------------------------------------
PIONEER NAT RES CO   COM      723787107       29,321     327,350   SH            DEFINED        2             327,350
------------------------------------------------------------------------------------------------------------------------------------
QUICKSILVER
RESOURCES INC        COM      74837R104      344,074  23,311,254   SH            DEFINED        1          23,311,254
------------------------------------------------------------------------------------------------------------------------------------
QUICKSILVER
RESOURCES INC        COM      74837R104       24,707   1,673,900   SH            DEFINED        2           1,673,900
------------------------------------------------------------------------------------------------------------------------------------
SBA COMMUNICATIONS
CORP                 CL A     78388J106      141,861   3,714,605   SH            DEFINED        1           3,714,605
------------------------------------------------------------------------------------------------------------------------------------
SBA COMMUNICATIONS
CORP                 CL A     78388J106           46       1,200   SH            DEFINED        2               1,200
------------------------------------------------------------------------------------------------------------------------------------
THE CHARLES SCHWAB
CORP.                COM      808513105      573,465  34,861,087   SH            DEFINED        1          34,861,087
------------------------------------------------------------------------------------------------------------------------------------
THE CHARLES SCHWAB
CORP.                COM      808513105       23,953   1,456,100   SH            DEFINED        2           1,456,100
------------------------------------------------------------------------------------------------------------------------------------
VISA, INC.           COM      92826C839      567,218   6,731,754   SH            DEFINED        1           6,731,754
------------------------------------------------------------------------------------------------------------------------------------
VISA, INC.           COM      92826C839       23,913     283,800   SH            DEFINED        2             283,800
------------------------------------------------------------------------------------------------------------------------------------
RESOLUTE ENERGY CORP COM      76116A108      153,737   9,513,410   SH            DEFINED        1           9,513,410
------------------------------------------------------------------------------------------------------------------------------------
RESOLUTE ENERGY CORP COM      76116A108        5,299     327,900   SH            DEFINED        2             327,900
------------------------------------------------------------------------------------------------------------------------------------
RESOLUTE ENERGY CORP WARRANTS 76116A116       29,247   8,169,525   SH            DEFINED        1           8,169,525
------------------------------------------------------------------------------------------------------------------------------------
RESOLUTE ENERGY CORP WARRANTS 76116A116        1,002     279,753   SH            DEFINED        2             279,753
------------------------------------------------------------------------------------------------------------------------------------